Trade Receivables - Schedule of Trade Receivables (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Trade and other receivables [abstract]
Trade receivables	₨ 109,733		₨ 124,460
Allowance for lifetime expected credit loss	(11,077)		(13,937)	₨ (14,824)
Total	98,656		110,523
Non-current	4,358	$ 60	6,049
Current	₨ 94,298	$ 1,289	₨ 104,474